Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [Abstract]
Cash and cash equivalents
6	Cash and cash equivalents

Cash and cash equivalents as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Cash on hand	$756	$902
Cash at banks	49,356	126,972
Short-term investments (a)	55,198	348,840
	$105,310	$476,714

(a)	Includes fix-term deposits (promissory notes) and repurchase/resell agreements with terms up to 3 days.

Restricted cash

As of December 2020 and 2019, restricted cash represents the amounts $37,672 and $36,085, respectively, required to guarantee payments according to the obligations arising from the debt agreements for the acquisition of vessels and guarantee for the sale of Terminal Marítima de Tuxpan, S.A. de C.V.